Provisions and Other Liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Provisions and other liabilities [abstract]
Provisions	€ 6,883	€ 7,198		€ 7,694		€ 7,514
Other non-current liabilities	1,730	1,956		1,140
Total	€ 8,613	€ 9,154	[1]	€ 8,834	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).